Further accounting policies - Financial investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Minimum cash collateral required as percentage of fair value of securities loaned	100.00%
Fair value hedges
Financial instruments
Notional amount	£ 0	£ 0
Cash flow hedges
Financial instruments
Notional amount	£ 0	£ 0